UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Amplify ETF Trust
(Exact name of registrant as specified in charter)

310 South Hale Street
Wheaton, IL 60187

(Address of principal executive offices) (Zip code)

Christian Magoon

Amplify ETF Trust

310 South Hale Street
Wheaton, IL 60187

(Name and address of agent for service)

With copies to:

Morrison C. Warren, Esq.

Chapman and Cutler LLP

111 West Monroe Street

Chicago, IL 60603

(855) 267-3837

Registrant's telephone number, including area code:

Date of fiscal year end: October 31

Date of reporting period: January 31, 2020

Item 1. Schedule of Investments.

Amplify High Income ETF

Schedule of Investments

January 31, 2020 (Unaudited)

Description	Shares	Value

INVESTMENT COMPANIES - 99.7%
Equity - 13.9%
Aberdeen Total Dynamic Dividend Fund	1,169,523	$10,245,021
Adams Natural Resources Fund, Inc.	239,235	3,564,602
Liberty All-Star Equity Fund (a)	1,554,144	10,350,599
The Gabelli Dividend & Income Trust	480,397	10,314,124
		34,474,346
Fixed Income - 85.8%
AllianceBernstein Global High Income Fund, Inc.	404,546	4,996,143
BlackRock Corporate High Yield Fund, Inc. (a)	716,049	8,084,193
BlackRock Credit Allocation Income Trust	239,426	3,442,946
BlackRock Debt Strategies Fund, Inc.	485,468	5,514,917
BlackRock Floating Rate Income Strategies Fund, Inc.	566,170	7,626,310
BlackRock Limited Duration Income Trust	272,141	4,457,670
Blackstone / GSO Strategic Credit Fund	737,038	10,804,977
DoubleLine Income Solutions Fund	332,196	6,776,798
Eaton Vance Floating-Rate Income Trust	430,345	6,016,223
Eaton Vance Limited Duration Income Fund	795,418	10,555,197
Eaton Vance Senior Floating-Rate Trust	754,350	10,327,052
First Trust High Income Long/Short Fund	178,996	2,801,287
Invesco Dynamic Credit Opportunities Fund	941,735	10,745,196
Invesco Senior Income Trust	2,304,360	9,839,617
NexPoint Strategic Opportunities Fund	587,392	10,050,277
Nuveen Credit Strategies Income Fund	1,385,125	10,416,140
Nuveen Floating Rate Income Fund	1,054,934	10,760,327
PGIM Global High Yield Fund, Inc.	705,665	10,584,975
PGIM High Yield Bond Fund, Inc.	691,645	10,561,419
PIMCO Energy & Tactical Credit Opportunities Fund	549,807	8,741,931
Templeton Global Income Fund	1,743,545	10,565,883
Voya Prime Rate Trust	453,157	2,324,695
Wells Fargo Income Opportunities Fund	1,024,830	8,547,082
Western Asset Emerging Markets Debt Fund, Inc. (a)	738,080	10,702,160
Western Asset High Income Fund II, Inc.	1,054,575	7,202,747
Western Asset High Income Opportunity Fund, Inc.	2,088,769	10,610,947
		213,057,109
Total Investment Companies (Cost $246,509,685)		247,531,455

MONEY MARKET FUNDS - 0.1%
STIT-Government & Agency Portfolio - Institutional Class - 1.48% (b)	348,967	348,967
Total Money Market Funds (Cost $348,967)		348,967

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.1%
Mount Vernon Liquid Assets Portfolio, LLC - 1.77% (b)	5,258,940	5,258,940
Total Investments Purchased with Proceeds from Securities Lending (Cost $5,258,940)		5,258,940
Total Investments - 101.9%
(Cost $252,117,592)		$253,139,362

Percentages are based on Net Assets of $248,491,330.

(a)	All or a portion of this security is out on loan as of January 31, 2020. Total value of securities out on loan is $5,005,166 or 2.0% of net assets.
(b)	Seven-day yield as of January 31, 2020.

Amplify Online Retail ETF

Schedule of Investments

January 31, 2020 (Unaudited)

Description	Shares	Value

COMMON STOCKS - 99.7%
Marketplace - 32.9%
Alibaba Group Holding Ltd. - ADR (a)	16,239	$3,354,815
Copart, Inc. (a)	74,387	7,547,305
Delivery Hero SE (a) (b)	63,027	4,866,459
Etsy, Inc. (a)	142,943	6,977,048
GrubHub, Inc. (a)	168,577	9,128,445
IAC/InterActiveCorp (a)	28,650	6,978,853
Just Eat PLC (a)	321,612	3,656,564
Lyft, Inc. - Class A (a) (c)	141,934	6,739,026
MercadoLibre, Inc. (a)	6,196	4,107,948
PayPal Holdings, Inc. (a)	60,501	6,890,459
Rakuten, Inc. (a)	312,100	2,465,577
Shopify, Inc. - Class A (a)	10,139	4,721,327
The RealReal, Inc. (a) (c)	339,771	4,916,486
Uber Technologies, Inc. (a)	226,119	8,205,859
		80,556,171
Traditional Retail - 58.5%
1-800-Flowers.com, Inc. - Class A (a)	463,640	7,042,692
Amazon.com, Inc. (a)	3,392	6,813,578
Carvana Co. (a) (c)	77,037	6,105,182
Chegg, Inc. (a)	176,982	7,296,968
Chewy, Inc. - Class A (a)	257,707	6,831,813
Cimpress PLC (a)	22,242	2,660,810
eBay, Inc.	172,096	5,775,542
Farfetch Ltd. - Class A (a) (c)	336,115	4,100,603
iQIYI, Inc. - ADR (a)	171,354	3,810,913
JD.com, Inc. - ADR (a)	91,002	3,429,865
Jumia Technologies AG - ADR (a) (c)	481,852	2,891,112
Lands’ End, Inc. (a) (c)	550,584	6,414,304
Netflix, Inc. (a)	21,104	7,282,779
Ocado Group PLC (a)	174,471	2,818,805
Overstock.com, Inc. (a) (c)	608,943	4,944,617
Peloton Interactive, Inc. - Class A (a) (c)	264,624	8,563,233
PetMed Express, Inc. (c)	259,804	6,549,659
Pinduoduo, Inc. - Class A - ADR (a)	68,799	2,423,101
Qurate Retail, Inc. - Class A (a)	649,565	5,540,789
Revolve Group, Inc. (a) (c)	309,877	5,512,712
Shutterstock, Inc. (a)	144,017	6,240,257
Spotify Technology SA (a)	20,141	2,845,923
Stamps.com, Inc. (a)	72,768	5,420,488
Stitch Fix, Inc. - Class A (a) (c)	267,788	6,132,345
Vipshop Holdings Ltd. - ADR (a)	255,506	3,252,591
Wayfair, Inc. - Class A (a) (c)	72,736	6,815,363
Zalando SE (a) (b)	70,132	3,377,991
ZOZO, Inc.	127,300	2,141,737
		143,035,772
Travel - 8.3%
Booking Holdings, Inc. (a)	3,027	5,541,075
Expedia Group, Inc.	45,134	4,894,782
MakeMyTrip Ltd. (a)	106,853	2,457,619
Trip.com Group Ltd. - ADR (a)	85,331	2,741,685
TripAdvisor, Inc.	167,953	4,588,476
		20,223,637
Total Common Stocks (Cost $245,112,987)		243,815,580

MONEY MARKET FUNDS - 0.2%
STIT-Government & Agency Portfolio - Institutional Class - 1.48% (d)	516,211	516,211
Total Money Market Funds (Cost $516,211)		516,211

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 20.5%
Mount Vernon Liquid Assets Portfolio, LLC - 1.77% (d)	50,219,581	50,219,581
Total Investments Purchased with Proceeds from Securities Lending (Cost $50,219,581)		50,219,581
Total Investments - 120.4%
(Cost $295,848,779)		$294,551,372

Percentages are based on Net Assets of $244,595,777.

ADR -	American Depositary Receipt
(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At January 31, 2020 the value of these securities amounted to $8,244,450 or 3.4% of net assets.
(c)	All or a portion of this security is out on loan as of January 31, 2020. Total value of securities out on $47,738,977 or 19.5% of net assets.
(d)	Seven-day yield as of January 31, 2020.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

Amplify CWP Enhanced Dividend Income ETF

Schedule of Investments

January 31, 2020 (Unaudited)

Description	Shares	Value

COMMON STOCKS - 91.7%
Communication Services - 8.2%
The Walt Disney Co.	10,735	$1,484,758
Verizon Communications, Inc.	14,507	862,296
		2,347,054
Consumer Discretionary - 11.9%
McDonald’s Corp.	4,645	993,891
NIKE, Inc. - Class B (a)	9,565	921,109
The Home Depot, Inc. (a)	6,460	1,473,526
		3,388,526
Consumer Staples - 16.9%
Mondelez International, Inc.	16,076	922,441
PepsiCo, Inc.	6,660	945,853
The Procter & Gamble Co. (b)	6,940	864,863
Walgreens Boots Alliance, Inc. (a)	13,424	682,610
Walmart, Inc. (a) (b)	12,284	1,406,395
		4,822,162
Energy - 6.9%
Chevron Corp. (a)	11,590	1,241,752
Schlumberger Ltd. (a)	21,570	722,811
		1,964,563
Financials - 11.2%
American Express Co.	6,924	899,220
JPMorgan Chase & Co. (a)	9,880	1,307,717
The Goldman Sachs Group, Inc.	4,106	976,201
		3,183,138
Health Care - 15.1%
Abbott Laboratories (a)	10,423	908,260
Johnson & Johnson	6,314	939,965
Merck & Co., Inc.	16,497	1,409,504
UnitedHealth Group, Inc.	3,810	1,038,035
		4,295,764
Industrials - 7.5%
The Boeing Co.	3,940	1,253,984
United Technologies Corp.	5,930	890,686
		2,144,670
Information Technology - 8.9%
Microsoft Corp.	5,572	948,522
Visa, Inc. - Class A (a) (b)	8,028	1,597,331
		2,545,853
Materials - 1.9%
PPG Industries, Inc.	4,614	552,942
Utilities - 3.2%
Duke Energy Corp. (a)	9,500	927,485
Total Common Stocks (Cost $24,620,462)		26,172,157

MONEY MARKET FUNDS - 8.3%
STIT-Government & Agency Portfolio - Institutional Class - 1.48% (c)	2,358,606	2,358,606
Total Money Market Funds (Cost $2,358,606)		2,358,606

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.7%
Mount Vernon Liquid Assets Portfolio, LLC - 1.77% (c)	776,363	776,363
Total Investments Purchased with Proceeds from Securities Lending (Cost $776,363)		776,363
Total Investments - 102.7%
(Cost $27,755,431)		$29,307,126

Percentages are based on Net Assets of $28,541,026.

(a)	All or a portion of this security is held as collateral for the options written. At January 31, 2020, the value of these securities amounted to $11,188,996 or 39.2% of net assets.
(b)	All or a portion of this security is out on loan as of January 31, 2020. Total value of securities out on $732,989 or 2.6% of net assets.
(c)	Seven-day yield as of January 31, 2020.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

Amplify CWP Enhanced Dividend Income ETF

Schedule of Options Written

January 31, 2020 (Unaudited)

Description	Contracts	Notional Amount	Value
Call Options Written (a) - (0.4)%
Abbott Laboratories, Expires 2/21/2020, Strike Price $95.00	90	$(784,260)	$(360)
Chevron Corp., Expires 1/31/2020, Strike Price $125.00	91	(974,974)	(137)
Duke Energy Corp., Expires 2/21/2020, Strike Price $92.50	75	(732,225)	(39,375)
JPMorgan Chase & Co., Expires 2/21/2020, Strike Price $135.00	90	(1,191,240)	(13,770)
NIKE, Inc., Expires 2/14/2020, Strike Price $108.00	85	(818,550)	(170)
Schlumberger Ltd., Expires 2/07/2020, Strike Price $31.00	200	(670,200)	(51,899)
The Home Depot, Inc., Expires 2/21/2020, Strike Price $245.00	57	(1,300,170)	(2,024)
Visa, Inc., Expires 2/21/2020, Strike Price $205.00	50	(994,850)	(9,475)
Walgreens Boots Alliance, Inc., Expires 1/31/2020, Strike Price $53.00	80	(406,800)	(120)
Walmart, Inc., Expires 2/21/2020, Strike Price $120.00	97	(1,110,553)	(9,167)
Total Call Options Written (Premiums Received $135,273)			$(126,497)

(a)	Exchange Traded.

Amplify Transformational Data Sharing ETF

Schedule of Investments

January 31, 2020 (Unaudited)

Description	Shares	Value

COMMON STOCKS - 99.0%
Banks - 10.5%
Banco Bilbao Vizcaya Argentaria SA - ADR	138,110	$707,123
Banco Santander SA - ADR	357,319	1,400,691
Bank of China Ltd. - Class H	2,326,195	907,523
China Merchants Bank Co. Ltd. - Class A	181,586	964,528
ING Groep NV - ADR	119,513	1,299,106
JPMorgan Chase & Co.	10,582	1,400,634
Signature Bank (a)	6,747	957,332
Silvergate Capital Corp. - Class A (b)	161,577	2,549,685
		10,186,622
Commercial & Professional Services - 1.1%
Recruit Holdings Co. Ltd.	26,204	1,040,856
Diversified Financials - 20.2%
American Express Co.	5,416	703,376
CME Group, Inc.	9,384	2,037,360
Galaxy Digital Holdings Ltd. (b) (c)	3,173,232	2,661,544
Hut 8 Mining Corp. (a) (b)	1,169,659	1,140,139
IG Group Holdings PLC	165,176	1,447,845
Intercontinental Exchange, Inc.	31,521	3,143,904
Nasdaq, Inc. (a)	9,543	1,111,378
Plus500 Ltd.	115,611	1,360,542
SBI Holdings, Inc.	154,224	3,669,323
The Goldman Sachs Group, Inc.	8,197	1,948,837
WisdomTree Investments, Inc.	89,127	375,225
		19,599,473
Media & Entertainment - 17.0%
Alphabet, Inc. - Class A (b)	1,595	2,285,284
Baidu, Inc. - ADR (b)	9,183	1,134,652
Kakao Corp. (b)	15,483	2,065,526
LINE Corp. - ADR (a) (b)	67,148	3,312,411
NAVER Corp.	12,094	1,821,431
NetEase, Inc. - ADR	4,700	1,507,572
Tencent Holdings Ltd.	17,718	850,928
Z Holdings Corp.	883,459	3,571,178
		16,548,982
Retailing - 7.7%
Alibaba Group Holding Ltd. - ADR (b)	5,610	1,158,970
JD.com, Inc. - ADR (b)	47,805	1,801,770
Overstock.com, Inc. (a) (b)	272,139	2,209,769
Rakuten, Inc. (b)	294,211	2,324,255
		7,494,764
Semiconductors & Semiconductor Equipment - 5.3%
Advanced Micro Devices, Inc. (b)	36,990	1,738,530
NVIDIA Corp. (a)	6,998	1,654,537
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (a)	33,251	1,793,559
		5,186,626
Software & Services - 33.0%
Accenture PLC - Class A	10,674	2,190,411
Akamai Technologies, Inc. (a) (b)	12,160	1,135,136
Digital Garage, Inc.	109,907	4,123,224
DocuSign, Inc. (a) (b)	19,957	1,566,824
GMO Internet, Inc.	234,844	4,599,132
International Business Machines Corp. (a)	21,060	3,026,954
Mastercard, Inc. - Class A	1,824	576,275
Microsoft Corp.	12,843	2,186,264
MoneyGram International, Inc. (a) (b)	181,917	374,749
OneConnect Financial Technology Co. Ltd. - ADR (b)	52,712	670,497
Opera Ltd. - ADR (a) (b)	197,344	1,495,867
Oracle Corp.	25,401	1,332,282
QIWI PLC - ADR	55,692	1,033,087
SAP SE - ADR (a)	11,018	1,440,824
Square, Inc. - Class A (a) (b)	45,288	3,382,561
Visa, Inc. - Class A (a)	4,203	836,271
Wirecard AG (a)	11,081	1,636,950
Xunlei Ltd. - ADR (a) (b)	99,582	421,232
		32,028,540
Technology Hardware & Equipment - 3.2%
Canaan, Inc. - ADR (a) (b)	219,234	1,315,404
Samsung Electronics Co. Ltd.	37,963	1,796,462
		3,111,866
Telecommunication Services - 1.0%
SoftBank Group Corp.	24,276	1,013,563
Total Common Stocks (Cost $90,717,833)		96,211,292

MONEY MARKET FUNDS - 1.1%
STIT-Government & Agency Portfolio - Institutional Class - 1.48% (d)	1,024,603	1,024,603
Total Money Market Funds (Cost $1,024,603)		1,024,603

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 21.4%
Mount Vernon Liquid Assets Portfolio, LLC - 1.77% (d)	20,761,627	20,761,627
Total Investments Purchased with Proceeds from Securities Lending (Cost $20,761,627)		20,761,627
Total Investments - 121.5%
(Cost $112,504,063)		$117,997,522

Percentages are based on Net Assets of $97,145,336.

ADR -	American Depositary Receipt
(a)	All or a portion of this security is out on loan as of January 31, 2020. Total value of securities out on $20,015,473 or 20.6% of net assets.
(b)	Non-income producing security.
(c)	Illiquid security. At January 31, 2020, the value of this security amounted to $2,661,544 or 2.7% of net assets.
(d)	Seven-day yield as of January 31, 2020.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

Amplify Advanced Battery Metals and Materials ETF

Schedule of Investments

January 31, 2020 (Unaudited)

Description	Shares	Value

COMMON STOCKS - 99.4%
Industrials - 2.7%
Clean TeQ Holdings Ltd. (a)	871,626	$142,949
Materials - 96.7%
Albemarle Corp. (b)	1,847	148,277
Altura Mining Ltd. (a) (c) (d)	2,630,392	114,451
AMG Advanced Metallurgical Group NV	4,513	103,106
Aneka Tambang Tbk	1,222,555	64,463
Assore Ltd.	4,314	70,497
BHP Group Ltd. - ADR (b)	2,413	123,328
Bushveld Minerals Ltd. (a)	175,705	47,332
China Molybdenum Co. Ltd. - Class H	528,240	197,241
CITIC Dameng Holdings Ltd.	2,103,333	86,662
Cowan Lithium Ltd. (a) (c) (d)	14,896	–
Eramet	2,137	90,370
First Quantum Minerals Ltd.	17,330	135,665
Galaxy Resources Ltd. (a) (b)	187,030	128,327
Ganfeng Lithium Co. Ltd. - Class A	25,330	158,523
Glencore PLC	65,243	191,691
Global Ferronickel Holdings, Inc. (a)	3,366,000	96,682
IGO Ltd.	36,900	150,675
Jinchuan Group International Resources Co. Ltd.	1,791,940	149,970
Johnson Matthey PLC	1,385	47,643
Jupiter Mines Ltd.	439,876	85,391
Katanga Mining Ltd. (a) (b)	2,117,042	167,968
Largo Resources Ltd. (a)	89,853	71,969
Lithium Americas Corp. (a) (b)	46,850	175,944
Livent Corp. (a) (b)	24,135	227,110
Lundin Mining Corp.	27,390	143,635
MMC Norilsk Nickel PJSC - ADR	4,874	157,528
Nanjing Hanrui Cobalt Co. Ltd.	19,010	224,252
Nemaska Lithium, Inc. (a) (c)	661,401	24,989
Orocobre Ltd. (a)	76,144	159,538
Panoramic Resources Ltd. (a)	490,441	78,792
Pilbara Minerals Ltd. (a)	760,393	150,157
Sociedad Quimica y Minera de Chile SA - ADR	4,705	132,210
South32 Ltd.	56,770	100,325
Sumitomo Metal Mining Co. Ltd.	6,492	189,568
Syrah Resources Ltd. (a)	141,743	47,916
Tianqi Lithium Corp.	41,490	184,520
Umicore SA	2,995	138,079
Vale Indonesia Tbk PT (a)	628,418	145,427
Western Areas Ltd.	76,415	131,461
Zhejiang Huayou Cobalt Co. Ltd.	37,538	255,670
		5,097,352
Total Common Stocks (Cost $7,595,181)		5,240,301

MONEY MARKET FUNDS - 0.5%
STIT-Government & Agency Portfolio - Institutional Class - 1.48% (e)	27,400	27,400
Total Money Market Funds (Cost $27,400)		27,400

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 21.7%
Mount Vernon Liquid Assets Portfolio, LLC - 1.77% (e)	1,145,069	1,145,069
Total Investments Purchased with Proceeds from Securities Lending (Cost $1,145,069)		1,145,069
Total Investments - 121.6%
(Cost $8,767,650)		$6,412,770

Percentages are based on Net Assets of $5,274,549.

ADR -	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is out on loan as of January 31, 2020. Total value of securities out on $762,295 or 14.5% of net assets.
(c)	Illiquid security. At January 31, 2020, the value of these securities amounted to $139,440 or 2.6% of net assets.
(d)	The Fund has fair valued these securities. Values are determined using significant unobservable inputs.
(e)	Seven-day yield as of January 31, 2020.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

Amplify EASI Tactical Growth ETF

Schedule of Investments

January 31, 2020 (Unaudited)

Description	Shares	Value

COMMON STOCKS - 99.8%
Communication Services - 4.7%
58.com, Inc. - ADR (a)	8,336	$463,648
NetEase, Inc. - ADR	1,664	533,745
		997,393
Consumer Discretionary - 12.5%
Alibaba Group Holding Ltd. - ADR (a)	2,528	522,260
Boot Barn Holdings, Inc. (a)	12,320	517,070
Lululemon Athletica, Inc. (a) (b)	2,416	578,366
New Oriental Education & Technology Group, Inc. - ADR (a)	4,304	523,151
Skechers U.S.A., Inc. - Class A (a)	13,296	497,138
		2,637,985
Energy - 2.3%
Dorian LPG Ltd. (a)	36,816	483,026
Financials - 18.6%
Apollo Global Management, Inc.	11,344	536,798
Arch Capital Group Ltd. (a)	12,960	572,314
Ares Management Corp. - Class A	15,600	562,536
Credit Suisse Group AG - ADR	41,136	518,725
Moody’s Corp.	2,288	587,535
The Carlyle Group, Inc.	17,904	581,522
Veritex Holdings, Inc.	19,888	563,228
		3,922,658
Health Care - 13.1%
Cigna Corp.	2,688	517,118
Fulgent Genetics, Inc. (a)	40,752	545,262
Inovalon Holdings, Inc. - Class A (a)	29,616	600,020
Intuitive Surgical, Inc. (a) (b)	944	528,432
ResMed, Inc.	3,600	572,292
		2,763,124
Industrials - 13.2%
Altra Industrial Motion Corp.	15,712	522,581
BWX Technologies, Inc.	8,704	553,487
Copart, Inc. (a)	5,920	600,643
IHS Markit Ltd. (a)	7,200	567,792
ZTO Express Cayman, Inc. - ADR	24,576	533,791
		2,778,294
Information Technology - 29.7%
ACI Worldwide, Inc. (a)	14,704	506,553
CDW Corp. (b)	3,968	517,626
Ceridian HCM Holding, Inc. (a)	7,904	579,284
Global Payments, Inc.	2,960	578,532
Microsoft Corp.	3,504	596,486
Paycom Software, Inc. (a)	1,984	631,229
Paylocity Holding Corp. (a)	4,256	603,884
Perficient, Inc. (a) (b)	11,856	589,243
SolarEdge Technologies, Inc. (a)	5,408	529,227
SYNNEX Corp.	3,888	535,611
Tyler Technologies, Inc. (a)	1,824	590,392
		6,258,067
Materials - 2.7%
Pan American Silver Corp.	25,040	575,419
Real Estate - 3.0%
Safehold, Inc. (b) (c)	13,920	625,843
Total Common Stocks (Cost $20,410,572)		21,041,809

MONEY MARKET FUNDS - 0.3%
STIT-Government & Agency Portfolio - Institutional Class - 1.48% (c)	54,591	54,591
Total Money Market Funds (Cost $54,591)		54,591

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 7.2%
Mount Vernon Liquid Assets Portfolio, LLC - 1.77% (c)	1,520,155	1,520,155
Total Investments Purchased with Proceeds from Securities Lending (Cost $1,520,155)		1,520,155
Total Investments - 107.3%
(Cost $21,985,318)		$22,616,555

Percentages are based on Net Assets of $21,083,477.

ADR -	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is out on loan as of January 31, 2020. Total value of securities out on $1,461,369 or 6.9% of net assets.
(c)	Seven-day yield as of January 31, 2020.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

Amplify BlackSwan Growth & Treasury Core ETF

Schedule of Investments

January 31, 2020 (Unaudited)

Description	Par Value	Value
U.S. GOVERNMENT NOTES/BONDS - 86.2%
1.500%, 10/31/2021	$7,026,000	$7,042,467
1.625%, 11/15/2022 (a)	25,024,000	25,239,538
1.500%, 10/31/2024 (a)	25,220,000	25,420,972
1.625%, 10/31/2026	25,236,000	25,560,815
1.625%, 08/15/2029 (a)	25,385,000	25,635,875
2.250%, 08/15/2049 (a)	28,934,000	30,467,163
Total U.S. Government Notes/Bonds (Cost $135,832,217)		139,366,830

		Notional
	Contracts	Value
PURCHASED CALL OPTIONS (b) - 13.3%
SPDR S&P 500 ETF Trust, Expires 06/19/2020, Strike Price $245.00	1,614	$51,927,222	12,704,601
SPDR S&P 500 ETF Trust, Expires 12/18/2020, Strike Price $283.00	1,850	59,520,050	8,800,450
Total Purchased Call Options (Cost $16,643,939)			21,505,051

	Shares
MONEY MARKET FUNDS - 0.2%
STIT-Government & Agency Portfolio - Institutional Class - 1.48% (c)	249,231		249,231
Total Money Market Funds (Cost $249,231)			249,231

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 28.0%
Mount Vernon Liquid Assets Portfolio, LLC - 1.77% (c)	45,289,019		45,289,019
Total Investments Purchased with Proceeds from Securities Lending (Cost $45,289,019)			45,289,019
Total Investments - 127.7%
(Cost $198,014,406)			$206,410,131

Percentages are based on Net Assets of $161,683,676.

(a)	All or a portion of this security is out on loan as of January 31, 2020. Total value of securities out on $44,472,410 or 27.5% of net assets.
(b)	Exchange Traded.
(c)	Seven-day yield as of January 31, 2020.

Amplify International Online Retail ETF

Schedule of Investments

January 31, 2020 (Unaudited)

Description	Shares	Value

COMMON STOCKS - 99.6%
Marketplace - 31.7%
58.com, Inc. - ADR (a)	669	$37,210
Alibaba Group Holding Ltd. - ADR (a)	204	42,144
B2W Cia Digital (a)	2,700	45,050
Delivery Hero SE (a) (b)	549	42,357
Demae-Can Co. Ltd.	4,200	39,836
Just Eat PLC (a)	3,912	44,400
Kogan.com Ltd.	8,109	28,011
MercadoLibre, Inc. (a)	75	49,725
Mercari, Inc. (a)	2,100	37,259
Rakuten, Inc. (a)	5,100	40,279
Shopify, Inc. - Class A (a)	108	50,291
Syuppin Co. Ltd.	3,900	38,250
Takeaway.com NV (a) (b)	468	44,136
Tencent Holdings Ltd.	900	43,233
Uxin Ltd. - ADR (a) (c)	19,149	47,107
Yixin Group Ltd. (a) (b)	87,000	18,375
		647,663
Traditional Retail - 52.0%
ASKUL Corp.	1,500	49,684
ASOS PLC (a)	969	39,253
boohoo Group PLC (a)	10,962	43,683
Bygghemma Group First AB (a)	6,933	49,847
China Literature Ltd. (a) (b)	10,200	42,758
Cimpress PLC (a)	342	40,913
Dustin Group AB (b)	2,418	18,689
Farfetch Ltd. - Class A (a)	4,182	51,020
HelloFresh SE (a)	2,067	49,249
iQIYI, Inc. - ADR (a) (c)	2,052	45,637
Istyle, Inc. (a)	7,200	31,488
JD.com, Inc. - ADR (a)	1,230	46,359
Jumia Technologies AG - ADR (a)	6,429	38,574
Kitanotatsujin Corp.	6,300	36,154
MonotaRO Co. Ltd.	1,500	36,979
Ocado Group PLC (a)	2,553	41,175
Oisix ra daichi, Inc. (a)	3,900	37,674
PChome Online, Inc. (a)	15,000	44,192
Pinduoduo, Inc. - ADR (a)	1,146	40,362
Shop Apotheke Europe NV (a) (b)	396	20,034
So-Young International, Inc. - ADR (a)	3,540	43,011
Vipshop Holdings Ltd. - ADR (a)	3,057	38,916
YES24 Co. Ltd.	3,006	16,747
Yunji, Inc. - ADR (a)	4,239	21,788
Zalando SE (a) (b)	855	41,151
Zero to Seven, Inc. (a)	2,148	19,644
zooplus AG (a)	450	40,494
ZOZO, Inc.	2,100	35,321
		1,060,796
Travel - 15.9%
Airtrip Corp.	2,400	36,182
Despegar.com Corp. (a)	3,213	47,585
Hostelworld Group PLC (b)	11,733	23,385
MakeMyTrip Ltd. (a)	1,887	43,401
On the Beach Group PLC (b)	3,006	15,446
Open Door, Inc. (a)	3,000	37,228
Trip.com Group Ltd. - ADR (a) (c)	1,290	41,448
Trivago NV - ADR (a)	7,413	19,496
Webjet Ltd.	4,725	37,167
Yatra Online, Inc. (a)	6,162	22,122
		323,460
Total Common Stocks (Cost $1,866,878)		2,031,919

MONEY MARKET FUNDS - 0.3%
STIT-Government & Agency Portfolio - Institutional Class - 1.48% (d)	6,301	6,301
Total Money Market Funds (Cost $6,301)		6,301

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 5.7%
Mount Vernon Liquid Assets Portfolio, LLC - 1.77% (d)	115,323	115,323
Total Investments Purchased with Proceeds from Securities Lending (Cost $115,323)		115,323
Total Investments - 105.6%
(Cost $1,988,502)		$2,153,543

Percentages are based on Net Assets of $2,039,877.

ADR -	American Depositary Receipt
(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At January 31, 2020 the value of these securities amounted to $266,331 or 13.1% of net assets.
(c)	All or a portion of this security is out on loan as of January 31, 2020. Total value of securities out on $111,336 or 5.5% of net assets.
(d)	Seven-day yield as of January 31, 2020.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

Amplify CrowdBureau Peer-to-Peer Lending & Crowdfunding ETF

Schedule of Investments

January 31, 2020 (Unaudited)

Description	Shares	Value

COMMON STOCKS - 99.4%
Communication Services - 2.5%
9F, Inc. - ADR (a) (b)	1,242	$11,799
Facebook, Inc. - Class A (a)	42	8,480
		20,279
Consumer Discretionary - 1.0%
Amazon.com, Inc. (a)	4	8,035
Financials - 73.2%
360 Finance, Inc. - ADR (a)	864	7,888
China Rapid Finance Ltd. - ADR (a)	2,224	3,892
CNFinance Holdings Ltd. - ADR (a)	840	3,578
Elevate Credit, Inc. (a)	18	105
Enova International, Inc. (a)	16	401
FinVolution Group - ADR	18,432	37,233
Golden Bull Ltd. (a) (c)	1,760	–
Green Dot Corp. (a)	24	722
Hexindai, Inc. - ADR (a)	5,882	3,235
Jianpu Technology, Inc. - ADR (a)	20,356	22,392
LendingClub Corp. (a)	3,232	37,879
LendingTree, Inc. (a) (b)	612	190,454
LexinFintech Holdings Ltd. - ADR (a)	11,978	159,307
On Deck Capital, Inc. (a)	8,246	33,644
OneMain Holdings, Inc.	60	2,542
Qudian, Inc. - ADR (a) (b)	17,196	49,524
Senmiao Technology Ltd. (a)	3,582	2,078
The Goldman Sachs Group, Inc.	38	9,034
Weidai Ltd. - ADR (a)	1,486	3,626
X Financial - ADR	2,352	2,964
Yiren Digital Ltd. - ADR (a) (b)	7,926	36,301
		606,799
Industrials - 1.9%
Equifax, Inc.	54	8,095
TransUnion	82	7,519
		15,614
Information Technology - 20.8%
CoreLogic, Inc.	36	1,674
Fair Isaac Corp. (a)	12	4,829
Fidelity National Information Services, Inc.	268	38,501
Fiserv, Inc. (a) (b)	298	35,346
Global Payments, Inc.	130	25,408
GreenSky, Inc. - Class A (a)	4,282	39,609
Pagseguro Digital Ltd. - Class A (a)	254	8,252
PayPal Holdings, Inc. (a)	78	8,883
Square, Inc. - Class A (a)	136	10,158
		172,660
Total Common Stocks (Cost $1,136,310)		823,387

MONEY MARKET FUNDS - 0.1%
STIT-Government & Agency Portfolio - Institutional Class - 1.48% (d)	889	889
Total Money Market Funds (Cost $889)		889

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 27.5%
Mount Vernon Liquid Assets Portfolio, LLC - 1.77% (d)	228,210	228,210
Total Investments Purchased with Proceeds from Securities Lending (Cost $228,210)		228,210
Total Investments - 127.0%
(Cost $1,365,409)		$1,052,486

Percentages are based on Net Assets of $828,759.

ADR -	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is out on loan as of January 31, 2020. Total value of securities out on $216,622 or 26.1% of net assets.
(c)	Illiquid security. At January 31, 2020, the value of this security amounted to $0 or 0.0% of net assets. The Fund has fair valued this security. Value determined using significant unobservable inputs.
(d)	Seven-day yield as of January 31, 2020.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value for the year/period ended January 31, 2020 maximized the use of observable inputs and minimized the use of unobservable inputs.

Common stocks, preferred stock, and other equity securities listed on any national or foreign exchange (excluding Nasdaq) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end and closed-end investment companies which are priced as equity securities. Exchange-traded options will be valued at the current mean price where such contracts are principally traded. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Fixed income securities will be valued using the mean price. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at the current market price. If there is no current market price available then the securities will be valued at cost and adjusted for amortization of premiums and accretions of discounts.

Shares of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s net asset value per share as provided by the underlying fund’s administrator. These shares are generally classified as level 2 investments.

If no quotation is available from either a pricing service, or one or more brokers or if the pricing committee has reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith by the pricing committee, pursuant to procedures established under the general supervision and responsibility of the Fund’s Board of Trustees (the “Board”).

The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of January 31, 2020:

Category	Amplify High Income ETF	Amplify Online Retail ETF	Amplify CWP Enhanced Dividend Income ETF	Amplify Transformational Data Sharing ETF	Amplify EASI Tactical Growth ETF	Amplify BlackSwan Growth & Treasury Core ETF	Amplify CrowdBureau Peer-to-Peer Lending & Crowdfunding ETF
Investments in Securities
Assets
Level 1
Investment Companies	$247,531,455	$-	$-	$-	$-	$-	$-
Common Stocks	-	243,815,580	26,172,157	96,211,292	21,041,809	-	823,387
Money Market Funds	348,967	516,211	2,358,606	1,024,603	54,591	249,231	889
Total Level 1	348,967	244,331,791	28,530,763	97,235,895	21,096,400	249,231	824,276
Level 2
U.S. Government Notes/Bonds	-	-	-	-	-	139,366,830	-
Purchased Options	-	-	-	-	-	21,505,051	-
Investments Purchased with Proceeds from Securities Lending	5,258,940	50,219,581	776,363	20,761,627	1,520,155	45,289,019	228,210
Total Level 2	5,258,940	50,219,581	776,363	20,761,627	1,520,155	206,160,900	228,210
Level 3	-	-	-	-	-	-	-
Total Level 3	-	-	-	-	-	-	-
Total	$5,607,907	$294,551,372	$29,307,126	$117,997,522	$22,616,555	$206,410,131	$1,052,486
Other Financial Instruments(a)
Liabilities
Level 1	$-	$-	$-	$-	$-	$-	$-
Total Level 1	-	-	-	-	-	-	-
Level 2
Options Written	-	-	126,497	-	-	-	-
Total Level 2	-	-	126,497	-	-	-	-
Level 3	-	-	-	-	-	-	-
Total Level 3	-	-	-	-	-	-	-
Total	$-	$-	$126,497	$-	$-	$-	$-

(a)	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments. Such as written options, which are reflected at value.

Category	Amplify Advanced Battery Metals and Materials ETF	Amplify International Online Retail ETF
Investments in Securities
Assets
Level 1
Common Stocks
Argentina	$-	$97,309
Australia	1,298,858	65,179
Belgium	138,080	-
Brazil	-	45,050
Britain	47,643	234,977
Canada	527,213	50,291
Chile	132,210	-
China	1,020,206	508,347
France	90,370	-
Germany	-	231,321
Hong Kong	236,632	-
India	-	65,523
Indonesia	209,889	-
Ireland	-	64,299
Japan	189,568	456,334
Netherlands	103,106	64,170
Philippines	96,682.00	-
Russia	157,528	-
South Africa	117,829	-
South Korea	-	36,391
Sweden	-	68,536
Switzerland	359,659	-
Taiwan	-	44,192
United States	375,388	-
Money Market Funds	27,400	6,301
Total Level 1	5,128,261	2,038,220
Level 2	-	-
Investments Purchased with Proceeds from Securities Lending	1,145,069	115,323
Total Level 2	1,145,069	115,323
Level 3
Australia	114,451	-
Canada	24,989	-
Total Level 3	139,440	-
Total	$6,412,770	$2,153,543

See the Schedules of Investments for further disaggregation of investment categories.

For the period ended January 31, 2020, there were no transfers into or out of Level 3 for the Funds. Below is a reconciliation of securities in Level 3 for Amplify Advanced Battery Metals and Materials ETF.

Amplify Advanced Battery Metals and Materials ETF	Balance as of 10/31/2019	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases/Acquisition	Sales	Transfers In/Out of Level 3	Balance as of 01/31/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 01/31/2020
Common Stocks	$-	$-	$(406,261)	$10,475	$-	$139,440	$139,440	$(406,261)

Amplify CrowdBureau Peer-to-Peer Lending & Crowdfunding ETF	Balance as of 10/31/2019	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases/Acquisition	Sales	Transfers In/Out of Level 3	Balance as of 01/31/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 01/31/2020
Common Stocks	$-	$-	$(2,183)	$-	$-	$-	$-	$(773)

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

Amplify Advanced Battery Metals and Materials ETF	Fair Value as of 01/31/2020	Valuation Techniques	Unobservable Input	Range/Weighted Average Unobservable Input
Common Stocks	$-	Proration of Share Price	Corporate Action Details	0.00 AUD
Common Stocks	$114,451	IDC Mean Price	Exchange Notification and Corpoate Media Releases	.065 AUD
Common Stocks	$24,989	IDC Mean Price	Corporate Action Details	.050 CAD

Amplify CrowdBureau Peer-to-Peer Lending & Crowdfunding ETF	Fair Value as of 01/31/2020	Valuation Techniques	Unobservable Input	Range/Weighted Average Unobservable Input
Common Stocks	$-	Security Delisted	Exchange Notification and Corpoate Media Releases	0.00 AUD

Secured Borrowings (unaudited)

The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

As of January 31, 2020, the Funds had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agent. The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC as shown on the schedule of investments, a short-term investment portfolio with an overnight and continuous maturity. The investment objective is to seek to maximize current income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit.

Derivative Instruments and Hedging Activities

January 31, 2020 (Unaudited)

The Amplify CWP Enhanced Dividend Income ETF (“DIVO”) will employ an option strategy in which it will write U.S. exchange-traded covered call options on Equity Securities in the portfolio in order to seek additional income (in the form of premiums on the options) and selective repurchase of such options. A call option written (sold) by DIVO will give the holder (buyer) the right to buy a certain equity security at a predetermined strike price from DIVO. A premium is the income received by an investor who sells or writes an option contract to another party. DIVO seeks to lower risk and enhance total return by tactically selling short-term call options on some, or all, of the equity securities in the portfolio. Specifically, DIVO seeks to provide gross income of approximately 2-3% from dividend income and 2-4% from option premium, plus the potential for capital appreciation. Unlike a systematic covered call program, DIVO is not obligated to continuously cover each individual equity position. When one of the underlying stocks demonstrates strength or an increase in implied volatility, DIVO identifies that opportunity and sells call options tactically, rather than keeping all positions covered and limiting potential upside.

When DIVO writes an option, an amount equal to the premium received by DIVO is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by DIVO on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether DIVO has realized a gain or loss. DIVO, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. During the period, DIVO used written covered call options in a manner consistent with the strategy described above.

The Amplify BlackSwan Growth & Treasure Core ETF’s (“SWAN”) investments in options contracts will primarily be long-term equity anticipation securities known as LEAP Options. LEAP Options are long-term exchange-traded call options that allow holders the opportunity to participate in the underlying securities’ appreciation in excess of a specified strike price without receiving payments equivalent to any cash dividends declared on the underlying securities. A holder of a LEAP Option will be entitled to receive a specified number of shares of the underlying stock upon payment of the exercise price, and therefore the LEAP Option will be exercisable at any time the price of the underlying stock is above the strike price. However, if at expiration the price of the underlying stock is at or below the strike price, the LEAP Option will expire and be worthless.

Statement of Assets and Liabilities -- Values of Derivative Instruments as of January 31, 2020:

DIVO			SWAN
	Liability Derivatives			Asset Derivatives
Derivatives	Location	Value	Derivatives	Location	Value
Equity Contracts - Options	Options Written, at Value	$126,497	Equity Contracts - Options	Investments, at Value	$21,505,051

The average monthly value of options written in DIVO during the period ended January 31, 2020 was $(71,143).

The average monthly value of options purchased in SWAN during the period ended January 31, 2020 was $20,577,575.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Amplify ETF Trust

By (Signature and Title)	/s/ Christian Magoon
Christian Magoon,
President and Principal Executive Officer

Date	3/27/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christian Magoon
Christian Magoon,
President and Principal Executive Officer

Date	3/27/2020

By (Signature and Title)*	/s/ Bradley H. Bailey
Bradley H. Bailey,
Principal Financial Officer

Date	3/27/2020

* Print the name and title of each signing officer under his or her signature.